Business Combinations - Additional Information (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	May 31, 2016
Disclosure of subsidiaries [Line Items]
Decrease in retained earnings due to retrospective adjustments	$ (28,880)
Increase in non-controlling interests due to retrospective adjustments	16,583
TLJ Intertech Inc. [member]
Disclosure of subsidiaries [Line Items]
Percentage of shareholdings acquired by subsidiary		60.00%	60.00%
Total consideration was paid to key management personnel and related parties	$ 89,998	$ 89,998
TLJ Intertech Inc. [member] | Related parties [member]
Disclosure of subsidiaries [Line Items]
Total consideration was paid to key management personnel and related parties			$ 41,739